Total
Royce Small-Cap Fund (formerly Royce Pennsylvania Mutual Fund)
Investment Goal
Royce Small-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager collaborates with the managers across all segments.

The Fund invests at least 80% of its net assets in equity securities of such small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors As with any mutual fund that invests in common stocks, Royce Small-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time. The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns Investment Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.14% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.30% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Dividend Value Fund
Royce Dividend Value Fund
Investment Goals
Royce Dividend Value Fund’s investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Dividend Value Fund	Royce Dividend Value Fund-Investment Class	Royce Dividend Value Fund-Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Dividend Value Fund	Royce Dividend Value Fund-Investment Class	Royce Dividend Value Fund-Service Class
Management fees	0.85%	0.85%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.42%	0.51%
Total annual Fund operating expenses	1.27%	1.61%
Fee waivers and/or expense reimbursements	(0.18%)	(0.27%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.09%	1.34%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Dividend Value Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Dividend Value Fund-Investment Class	111	385	680	1,518
Royce Dividend Value Fund-Service Class	136	482	851	1,888

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying equity securities of companies with stock market capitalizations up to $15 billion that it believes are trading below its estimate of their current worth. Royce bases this assessment chiefly on strong balance sheets and other indicators of financial strength. Royce also considers companies that it believes are well managed and/or have strong business prospects, as well as the potential for improvement in cash flow levels and internal rates of return.

The Fund invests at least 80% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, at least 65% of the Fund’s net assets will be invested in equity securities of companies with stock market capitalizations up to $15 billion at the time of investment. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.83% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -30.72% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Dividend Value Fund	1 Year	5 Years	10 Years
Royce Dividend Value Fund-Service Class	22.92%	11.57%	6.58%
Royce Dividend Value Fund-Service Class | After Taxes on Distributions	19.78%	9.27%	4.17%
Royce Dividend Value Fund-Service Class | After Taxes on Distributions and Sales	15.76%	8.96%	4.73%
Royce Dividend Value Fund-Investment Class	23.12%	11.84%	6.83%
Russell Index Fifteen [Member]	17.42%	11.67%	8.36%
Russell Index Sixteen [Member]	16.93%	9.97%	7.16%

Royce Dividend Value Fund | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends or events, governmental or central bank actions and/or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Dividend Value Fund | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Dividend Value Fund | Equity Securities Risk [Member]

The prices of equity securities of companies with stock market capitalizations up to $15 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

Royce Dividend Value Fund | Sector Risk [Member]

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials and Financials sectors. Industrial companies can be significantly affected by commodity prices, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Financial companies can be significantly affected by interest rate changes, global investment trends, market conditions, and currency exchange rates. Companies in both sectors can be significantly affected by general economic trends, government regulation and spending, and legislation.

Royce Dividend Value Fund | Foreign Investments Risk [Member]

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Dividend Value Fund | Underperformance Risk [Member]

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, selecting stocks based, in part, on a history of paying dividends may cause the Fund to underperform relative to funds that do not select stocks on this basis. Further, various factors may lead a company to unexpectedly reduce or eliminate dividend payments, which could adversely affect the market price of its securities. In addition, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Therefore, securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Dividend Value Fund | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Dividend Value Fund | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Global Financial Services Fund
Royce Global Financial Services Fund
Investment Goal
Royce Global Financial Services Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Global Financial Services Fund	Royce Global Financial Services Fund-Service Class	Royce Global Financial Services Fund-Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Global Financial Services Fund	Royce Global Financial Services Fund-Service Class	Royce Global Financial Services Fund-Institutional Class
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	none
Other expenses	0.66%	0.66%
Acquired fund fees and expenses	0.08%	0.08%
Total annual Fund operating expenses	1.99%	1.74%
Fee waivers and/or expense reimbursements	(0.42%)	(0.17%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.57%	1.57%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Global Financial Services Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Global Financial Services Fund-Service Class	160	584	1,034	2,283
Royce Global Financial Services Fund-Institutional Class	160	531	928	2,038

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies that are “principally” engaged in the financial services industry. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, real estate investment trusts, real estate management and development companies, other financial intermediaries, and firms that primarily serve the financial services industry. Royce seeks to invest in securities that are trading below its estimate of their current worth. Royce focuses on companies that it believes have strong balance sheets, other business strengths, and/or strong business prospects. Royce also considers companies with the potential for improvement in cash flow levels and internal rates of return. Although the Fund primarily focuses on securities of financial services companies with stock market capitalizations up to $10 billion, it may invest an equal or greater percentage of its assets in securities of companies with larger market capitalizations.

The Fund will invest at least 40% of its net assets in equity securities of companies headquartered in at least three different countries outside of the United States, under normal circumstances. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. As a result, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country or in a limited number of countries. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, Israel, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors.

The Fund invests at least 80% of its net assets in equity securities of companies “principally” engaged in the financial services industry under normal circumstances. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues, or net income are committed to, or are derived from, financial services-related activities. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the MSCI ACWI Small Cap Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The Institutional Class commenced operations on January 5, 2016. Performance information prior to this date is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 30.59% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -28.76% (quarter ended 3/31/20).
Average Annual Total Returns As of 12/31/23 (%)

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Global Financial Services Fund	1 Year	5 Years	10 Years
Royce Global Financial Services Fund-Service Class	15.72%	9.68%	6.48%
Royce Global Financial Services Fund-Service Class | After Taxes on Distributions	13.70%	8.40%	5.03%
Royce Global Financial Services Fund-Service Class | After Taxes on Distributions and Sales	10.73%	7.61%	4.92%
Royce Global Financial Services Fund-Institutional Class	15.72%	9.70%	6.66%
M S C I Index One [Member]	16.84%	9.85%	6.66%
Russell Index Seventeen [Member]	16.93%	9.97%	7.16%

Royce Global Financial Services Fund | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Global Financial Services Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Global Financial Services Fund | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Global Financial Services Fund | Equity Securities Risk [Member]

The prices of equity securities of companies with stock market capitalizations up to $10 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-financial services funds and funds investing in larger-cap companies or other asset classes.

Royce Global Financial Services Fund | Sector Risk [Member]

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Royce Global Financial Services Fund | Foreign Investments Risk [Member]

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. To the extent the Fund focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Global Financial Services Fund | Underperformance Risk [Member]

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Global Financial Services Fund | Risk Not Insured [Member]

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.

The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with a limited number of common stock holdings primarily in financial services companies with market caps up to $5 billion.

Royce Global Financial Services Fund | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Global Financial Services Fund | Financial Services Risk [Member]

The Fund focuses its investments in companies within the financial services industry. Such a portfolio may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because such a portfolio may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the financial services industry. Financial services companies are subject to extensive government regulation, can be significantly affected by changes in interest rates, the availability and cost of capital, the rate of corporate and consumer debt defaults, and price competition, and can be subject to relatively rapid change due to government interventions in capital, credit, and currency markets.

Royce International Premier Fund
Royce International Premier Fund
Investment Goal
Royce International Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce International Premier Fund	Royce International Premier Fund- Investment Class	Royce International Premier Fund-Service Class	Royce International Premier Fund-Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce International Premier Fund	Royce International Premier Fund- Investment Class	Royce International Premier Fund-Service Class	Royce International Premier Fund-Institutional Class
Management fees	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none
Other expenses	0.29%	0.36%	0.19%
Total annual Fund operating expenses	1.29%	1.61%	1.19%
Fee waivers and/or expense reimbursements	(0.10%)	(0.17%)	(0.15%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.19%	1.44%	1.04%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example - Royce International Premier Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce International Premier Fund- Investment Class	121	399	698	1,548
Royce International Premier Fund-Service Class	147	491	860	1,897
Royce International Premier Fund-Institutional Class	106	363	640	1,430

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of small-cap companies issued by non-U.S. (“international”) companies headquartered outside of the United States. Royce looks for companies trading below its estimate of their current worth that it considers “premier”—those that have strong balance sheets, other business strengths, and/or strong business prospects. In addition, Royce considers companies with the potential for improvement in cash flow levels and internal rates of return.

The Fund invests at least 80% of its net assets in equity securities of such premier companies headquartered outside of the United States, under normal circumstances. At least 65% of these securities will be issued by small-cap companies, that is, those with stock market capitalizations up to $5 billion at the time of investment. Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although the Fund may invest without limit in the equity securities of companies headquartered outside of the United States, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, Israel, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the MSCI ACWI ex USA Small Cap Index, the Fund’s benchmark index. The Investment Class commenced operations on January 22, 2014, and the Institutional Class commenced operations on May 2, 2018. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.53% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -23.81% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce International Premier Fund	1 Year	5 Years	10 Years
Royce International Premier Fund-Service Class	7.62%	5.18%	5.18%
Royce International Premier Fund-Service Class | After Taxes on Distributions	7.04%	4.68%	4.64%
Royce International Premier Fund-Service Class | After Taxes on Distributions and Sales	4.87%	4.06%	4.04%
Royce International Premier Fund- Investment Class	7.81%	5.43%	5.45%
Royce International Premier Fund-Institutional Class	8.05%	5.58%	5.42%
M S C I Index Two [Member]	15.66%	7.89%	4.88%

Royce International Premier Fund | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce International Premier Fund | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce International Premier Fund | Sector Risk [Member]

The Fund’s investment in a limited number of issuers may involve considerably more risk to investors than funds that invest in a larger number of issuers because it may be more susceptible to any single corporate, economic, political, regulatory, or market event. A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials and Information Technology sectors. Industrials sector companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, companies from the Information Technology sector can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Royce International Premier Fund | Underperformance Risk [Member]

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce International Premier Fund | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce International Premier Fund | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce International Premier Fund | International Securities Risk [Member]

In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. To the extent the Fund focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investments in the securities of international companies consist of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.

Royce International Premier Fund | Small Cap Risk [Member]

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Micro-Cap Fund | Consultant Class
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Royce Micro-Cap Fund
Royce Micro-Cap Fund
Investment Goal
Royce Micro-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Micro-Cap Fund	Royce Micro-Cap Fund-Investment Class	Royce Micro-Cap Fund-Service Class	Consultant Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
at the time of purchase or redemption, whichever is less)			1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Micro-Cap Fund	Royce Micro-Cap Fund-Investment Class	Royce Micro-Cap Fund-Service Class	Consultant Class
Management fees	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	1.00%
Other expenses	0.25%	0.30%	0.42%
Total annual Fund operating expenses	1.25%	1.55%	2.42%
Fee waivers and/or expense reimbursements	(0.01%)	(0.06%)	(0.18%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%	1.49%	2.24%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Micro-Cap Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Micro-Cap Fund-Investment Class	126	396	685	1,510
Royce Micro-Cap Fund-Service Class	152	484	839	1,840
Consultant Class	227	737	1,274	2,743

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies. Micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell Microcap® Index at the time of its most recent reconstitution. Royce uses multiple investment themes and offers wide exposure to micro-cap stocks by investing in companies with strong fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. Royce considers companies with strong balance sheets, attractive growth prospects, and/or the potential for improvement in cash flow levels and internal rates of return, among other factors.

The Fund invests at least 80% of its net assets in equity securities of micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns Investment Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 36.93% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -31.76% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Micro-Cap Fund	1 Year	5 Years	10 Years
Royce Micro-Cap Fund-Investment Class	19.31%	12.80%	5.72%
Royce Micro-Cap Fund-Investment Class | After Taxes on Distributions	17.41%	10.49%	3.37%
Royce Micro-Cap Fund-Investment Class | After Taxes on Distributions and Sales	12.72%	10.03%	4.03%
Royce Micro-Cap Fund-Service Class	19.03%	12.59%	5.56%
Consultant Class	18.03%	11.54%	4.59%
Consultant Class | After Taxes on Distributions	16.16%	9.25%	2.12%
Consultant Class | After Taxes on Distributions and Sales	11.95%	9.02%	3.11%
Russell Index Eighteen [Member]	9.33%	8.56%	5.79%
Russell Index Nineteen [Member]	16.93%	9.97%	7.16%
Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)	9.33%	8.56%	5.79%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Micro-Cap Fund | Consultant Class
Royce Micro-Cap Fund
Investment Goal
Royce Micro-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees - Royce Micro-Cap Fund	Royce Micro-Cap Fund-Investment Class	Royce Micro-Cap Fund-Service Class	Consultant Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
at the time of purchase or redemption, whichever is less)			1.00%

Annual Fund Operating Expenses - Royce Micro-Cap Fund	Royce Micro-Cap Fund-Investment Class	Royce Micro-Cap Fund-Service Class	Consultant Class
Management fees	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	1.00%
Other expenses	0.25%	0.30%	0.42%
Total annual Fund operating expenses	1.25%	1.55%	2.42%
Fee waivers and/or expense reimbursements	(0.01%)	(0.06%)	(0.18%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%	1.49%	2.24%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Micro-Cap Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Micro-Cap Fund-Investment Class	126	396	685	1,510
Royce Micro-Cap Fund-Service Class	152	484	839	1,840
Consultant Class	227	737	1,274	2,743

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies. Micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell Microcap® Index at the time of its most recent reconstitution. Royce uses multiple investment themes and offers wide exposure to micro-cap stocks by investing in companies with strong fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. Royce considers companies with strong balance sheets, attractive growth prospects, and/or the potential for improvement in cash flow levels and internal rates of return, among other factors.

The Fund invests at least 80% of its net assets in equity securities of micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark.

Calendar Year Total Returns Consultant Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 36.49% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -31.95% (quarter ended 3/31/20).

Average Annual Total Returns As of 12/31/23 (%)

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Micro-Cap Fund	1 Year	5 Years	10 Years
Royce Micro-Cap Fund-Investment Class	19.31%	12.80%	5.72%
Royce Micro-Cap Fund-Investment Class | After Taxes on Distributions	17.41%	10.49%	3.37%
Royce Micro-Cap Fund-Investment Class | After Taxes on Distributions and Sales	12.72%	10.03%	4.03%
Royce Micro-Cap Fund-Service Class	19.03%	12.59%	5.56%
Consultant Class	18.03%	11.54%	4.59%
Consultant Class | After Taxes on Distributions	16.16%	9.25%	2.12%
Consultant Class | After Taxes on Distributions and Sales	11.95%	9.02%	3.11%
Russell Index Eighteen [Member]	9.33%	8.56%	5.79%
Russell Index Nineteen [Member]	16.93%	9.97%	7.16%
Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)	9.33%	8.56%	5.79%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Micro-Cap Fund | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends or events, governmental or central bank actions and/or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Micro-Cap Fund | Market Risk [Member] | Consultant Class

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions and/or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Micro-Cap Fund | Risk Lose Money [Member] | Consultant Class
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Micro-Cap Fund | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Micro-Cap Fund | Sector Risk [Member]

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Information Technology and Industrials sectors. Information Technology sector companies can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, companies from the Industrials sector can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Micro-Cap Fund | Sector Risk [Member] | Consultant Class

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Information Technology and Industrials sectors. Information Technology sector companies can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, companies from the Industrials sector can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Micro-Cap Fund | Foreign Investments Risk [Member]

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Micro-Cap Fund | Foreign Investments Risk [Member] | Consultant Class

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Micro-Cap Fund | Underperformance Risk [Member]

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Micro-Cap Fund | Underperformance Risk [Member] | Consultant Class

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Micro-Cap Fund | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Micro-Cap Fund | Risk Not Insured [Member] | Consultant Class
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Micro-Cap Fund | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Micro-Cap Fund | Cybersecurity Risk [Member] | Consultant Class

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Micro-Cap Fund | Micro Cap Risk [Member]

The prices of micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Micro-Cap Fund | Micro Cap Risk [Member] | Consultant Class

The prices of micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Premier Fund | A Class
Investment Goal
Royce Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds. More information about these and other sales charge discounts and waivers is available from your financial intermediary, under the heading “General Shareholder Information-Sales Charges” in this Prospectus (pages 19-20), in Appendix A: Sales Charge Waivers and Discounts from Certain Financial Intermediaries, and under the heading “Sales Charge Waivers and Reductions for A Class Shares” in the Funds’ Statement of Additional Information. “Financial intermediaries” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, and other financial intermediaries that have entered into an agreement with Royce Fund Services, LLC to sell Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies at the time of investment. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise durability.

The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. Because A Class shares were not sold prior to December 31, 2023, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. (Service Class shown again for illustrative purposes.)

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 25.04% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -27.83% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Premier Fund
Royce Premier Fund
Investment Goal
Royce Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Premier Fund	Royce Premier Fund-Investment Class	Royce Premier Fund-Service Class	Royce Premier Fund-Institutional Class	Consultant Class	A Class
Maximum sales charge (load) imposed on purchases	none	none	none	none	5.25%
Maximum deferred sales charge	none	none	none		2.00%
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
at the time of purchase or redemption, whichever is less)				1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Premier Fund	Royce Premier Fund-Investment Class	Royce Premier Fund-Service Class	Royce Premier Fund-Institutional Class	Consultant Class	A Class
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none	1.00%	0.25%
Other expenses	0.19%	0.37%	0.12%	0.36%	0.37%
Total annual Fund operating expenses	1.19%	1.62%	1.12%	2.36%	1.62%
Fee waivers and/or expense reimbursements	none	(0.13%)	none	(0.12%)	(0.13%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.19%	1.49%	1.12%	2.24%	1.49%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Premier Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Premier Fund-Investment Class	121	378	654	1,443
Royce Premier Fund-Service Class	152	498	869	1,911
Royce Premier Fund-Institutional Class	114	356	617	1,363
Consultant Class	227	725	1,250	2,687

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year		Expense Example, with Redemption, 1 Year		Expense Example, No Redemption, 3 Years		Expense Example, No Redemption, 5 Years		Expense Example, No Redemption, 10 Years
Royce Premier Fund | A Class | USD ($)	668	[1]	255	[2]	997	[1]	1,349	[1]	2,338	[1]
[1]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.
[2]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies at the time of investment. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise durability.

The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns Investment Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 25.31% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -27.80% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Premier Fund	1 Year	5 Years	10 Years
Royce Premier Fund-Investment Class	22.53%	12.51%	8.19%
Royce Premier Fund-Investment Class | After Taxes on Distributions	20.62%	9.52%	4.77%
Royce Premier Fund-Investment Class | After Taxes on Distributions and Sales	14.66%	9.65%	5.72%
Royce Premier Fund-Service Class	22.24%	12.14%	7.85%
Royce Premier Fund-Institutional Class	22.64%	12.58%	8.26%
Consultant Class	21.16%	11.23%	7.00%
Consultant Class | After Taxes on Distributions	19.29%	8.34%	3.52%
Consultant Class | After Taxes on Distributions and Sales	13.82%	8.65%	4.77%
A Class	22.24%	12.14%	7.85%
A Class | After Taxes on Distributions	20.35%	9.20%	4.47%
A Class | After Taxes on Distributions and Sales	14.47%	9.36%	5.47%
Russell Index Twenty [Member]	16.93%	9.97%	7.16%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Premier Fund | Consultant Class
Investment Goal
Royce Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees - Royce Premier Fund	Royce Premier Fund-Investment Class	Royce Premier Fund-Service Class	Royce Premier Fund-Institutional Class	Consultant Class	A Class
Maximum sales charge (load) imposed on purchases	none	none	none	none	5.25%
Maximum deferred sales charge	none	none	none		2.00%
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
at the time of purchase or redemption, whichever is less)				1.00%

Annual Fund Operating Expenses - Royce Premier Fund	Royce Premier Fund-Investment Class	Royce Premier Fund-Service Class	Royce Premier Fund-Institutional Class	Consultant Class	A Class
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none	1.00%	0.25%
Other expenses	0.19%	0.37%	0.12%	0.36%	0.37%
Total annual Fund operating expenses	1.19%	1.62%	1.12%	2.36%	1.62%
Fee waivers and/or expense reimbursements	none	(0.13%)	none	(0.12%)	(0.13%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.19%	1.49%	1.12%	2.24%	1.49%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Premier Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Premier Fund-Investment Class	121	378	654	1,443
Royce Premier Fund-Service Class	152	498	869	1,911
Royce Premier Fund-Institutional Class	114	356	617	1,363
Consultant Class	227	725	1,250	2,687

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies at the time of investment. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise sustainability.

The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

Calendar Year Total Returns Consultant Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 24.93% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -27.95% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Premier Fund	1 Year	5 Years	10 Years
Royce Premier Fund-Investment Class	22.53%	12.51%	8.19%
Royce Premier Fund-Investment Class | After Taxes on Distributions	20.62%	9.52%	4.77%
Royce Premier Fund-Investment Class | After Taxes on Distributions and Sales	14.66%	9.65%	5.72%
Royce Premier Fund-Service Class	22.24%	12.14%	7.85%
Royce Premier Fund-Institutional Class	22.64%	12.58%	8.26%
Consultant Class	21.16%	11.23%	7.00%
Consultant Class | After Taxes on Distributions	19.29%	8.34%	3.52%
Consultant Class | After Taxes on Distributions and Sales	13.82%	8.65%	4.77%
A Class	22.24%	12.14%	7.85%
A Class | After Taxes on Distributions	20.35%	9.20%	4.47%
A Class | After Taxes on Distributions and Sales	14.47%	9.36%	5.47%
Russell Index Twenty [Member]	16.93%	9.97%	7.16%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Premier Fund | Market Risk [Member] | A Class

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Premier Fund | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Premier Fund | Market Risk [Member] | Consultant Class

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Premier Fund | Risk Lose Money [Member] | A Class
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Premier Fund | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Premier Fund | Sector Risk [Member] | A Class

The Fund’s investment in a limited number of issuers may involve considerably more risk to investors than funds that invest in a larger number of issuers because it may be more susceptible to any single corporate, economic, political, regulatory, or market event. A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Premier Fund | Sector Risk [Member]

The Fund’s investment in a limited number of issuers may involve considerably more risk to investors than funds that invest in a larger number of issuers because it may be more susceptible to any single corporate, economic, political, regulatory, or market event. A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Premier Fund | Sector Risk [Member] | Consultant Class

The Fund’s investment in a limited number of issuers may involve considerably more risk to investors than funds that invest in a larger number of issuers because it may be more susceptible to any single corporate, economic, political, regulatory, or market event. A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Premier Fund | Foreign Investments Risk [Member] | A Class

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Premier Fund | Foreign Investments Risk [Member]

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Premier Fund | Foreign Investments Risk [Member] | Consultant Class

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Premier Fund | Underperformance Risk [Member] | A Class

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Premier Fund | Underperformance Risk [Member]

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Premier Fund | Underperformance Risk [Member] | Consultant Class

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Premier Fund | Risk Not Insured [Member] | A Class
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Premier Fund | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Premier Fund | Risk Not Insured [Member] | Consultant Class
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Premier Fund | Cybersecurity Risk [Member] | A Class

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Premier Fund | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Premier Fund | Cybersecurity Risk [Member] | Consultant Class

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Premier Fund | Small Cap Risk [Member] | A Class

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Premier Fund | Small Cap Risk [Member]

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Premier Fund | Small Cap Risk [Member] | Consultant Class

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Fund | A Class
Investment Goal
Royce Small-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds. More information about these and other sales charge discounts and waivers is available from your financial intermediary, under the heading “General Shareholder Information−Sales Charges” in this Prospectus (pages 19-20), in Appendix A: Sales Charge Waivers and Discounts from Certain Financial Intermediaries, and under the heading “Sales Charge Waivers and Reductions for A Class Shares” in the Funds’ Statement of Additional Information. “Financial intermediaries” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, and other financial intermediaries that have entered into an agreement with Royce Fund Services, LLC to sell Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager collaborates with the managers across all segments.

The Fund invests at least 80% of its net assets in equity securities of such small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. Because A Class shares were not sold prior to December 31, 2023, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. (Service Class shown again for illustrative purposes.)

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.10% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.36% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Small-Cap Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Small-Cap Fund - USD ($)	Royce Small-Cap Fund-Investment Class	Royce Small-Cap Fund-Service Class	Royce Small-Cap Fund-Institutional Class	Royce Small-Cap Fund-Consultant Class	A Class
Maximum sales charge (load) imposed on purchases	none	none	none	none	5.25%	[1]
Maximum deferred sales charge	none	none	none		2.00%	[2]
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
at the time of purchase or redemption, whichever is less)				1.00%
Maximum Account Fee	$ 50	$ 50
[1]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information – Sales Charges” in this Prospectus.
[2]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Small-Cap Fund	Royce Small-Cap Fund-Investment Class	Royce Small-Cap Fund-Service Class	Royce Small-Cap Fund-Institutional Class	Royce Small-Cap Fund-Consultant Class	A Class
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	none	0.25%	none	1.00%	0.25%
Other expenses	0.18%	0.30%	0.15%	0.18%	0.30%
Total annual Fund operating expenses	0.94%	1.31%	0.91%	1.94%	1.31%

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year		Expense Example, with Redemption, 1 Year		Expense Example, No Redemption, 3 Years		Expense Example, No Redemption, 5 Years		Expense Example, No Redemption, 10 Years
Royce Small-Cap Fund | A Class | USD ($)	651	[1]	237	[2]	918	[1]	1,206	[1]	2,023	[1]
[1]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.
[2]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.

Average Annual Total Returns - Royce Small-Cap Fund	1 Year	5 Years	10 Years
Royce Small-Cap Fund-Investment Class	26.66%	13.11%	8.02%
Royce Small-Cap Fund-Investment Class | After Taxes on Distributions	25.22%	10.83%	5.04%
Royce Small-Cap Fund-Investment Class | After Taxes on Distributions and Sales	16.77%	10.22%	5.64%
Royce Small-Cap Fund-Service Class	26.31%	12.69%	7.65%
Royce Small-Cap Fund-Institutional Class	26.77%	13.13%	8.10%
Royce Small-Cap Fund-Consultant Class	25.39%	11.94%	6.92%
Royce Small-Cap Fund-Consultant Class | After Taxes on Distributions	24.08%	9.76%	3.90%
Royce Small-Cap Fund-Consultant Class | After Taxes on Distributions and Sales	15.94%	9.30%	4.75%
A Class	26.31%	12.69%	7.65%
A Class | After Taxes on Distributions	24.96%	10.47%	4.76%
A Class | After Taxes on Distributions and Sales	16.51%	9.89%	5.38%
A Class | Royce Small-Cap Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%
Russell Index Twenty One [Member]	16.93%	9.97%	7.16%
Royce Small-Cap Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Small-Cap Fund | Royce Small-Cap Fund-Consultant Class
Investment Goal
Royce Small-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees - Royce Small-Cap Fund - USD ($)	Royce Small-Cap Fund-Investment Class	Royce Small-Cap Fund-Service Class	Royce Small-Cap Fund-Institutional Class	Royce Small-Cap Fund-Consultant Class	A Class
Maximum sales charge (load) imposed on purchases	none	none	none	none	5.25%	[1]
Maximum deferred sales charge	none	none	none		2.00%	[2]
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
at the time of purchase or redemption, whichever is less)				1.00%
Maximum Account Fee	$ 50	$ 50
[1]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information – Sales Charges” in this Prospectus.
[2]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Annual Fund Operating Expenses - Royce Small-Cap Fund	Royce Small-Cap Fund-Investment Class	Royce Small-Cap Fund-Service Class	Royce Small-Cap Fund-Institutional Class	Royce Small-Cap Fund-Consultant Class	A Class
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	none	0.25%	none	1.00%	0.25%
Other expenses	0.18%	0.30%	0.15%	0.18%	0.30%
Total annual Fund operating expenses	0.94%	1.31%	0.91%	1.94%	1.31%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Small-Cap Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Small-Cap Fund-Investment Class	96	300	520	1,155
Royce Small-Cap Fund-Service Class	133	415	718	1,579
Royce Small-Cap Fund-Institutional Class	93	290	504	1,120
Royce Small-Cap Fund-Consultant Class	197	609	1,047	2,264

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager collaborates with the managers across all segments.

The Fund invests at least 80% of its net assets in equity securities of such small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

Calendar Year Total Returns Consultant Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 26.86% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.52% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Small-Cap Fund	1 Year	5 Years	10 Years
Royce Small-Cap Fund-Investment Class	26.66%	13.11%	8.02%
Royce Small-Cap Fund-Investment Class | After Taxes on Distributions	25.22%	10.83%	5.04%
Royce Small-Cap Fund-Investment Class | After Taxes on Distributions and Sales	16.77%	10.22%	5.64%
Royce Small-Cap Fund-Service Class	26.31%	12.69%	7.65%
Royce Small-Cap Fund-Institutional Class	26.77%	13.13%	8.10%
Royce Small-Cap Fund-Consultant Class	25.39%	11.94%	6.92%
Royce Small-Cap Fund-Consultant Class | After Taxes on Distributions	24.08%	9.76%	3.90%
Royce Small-Cap Fund-Consultant Class | After Taxes on Distributions and Sales	15.94%	9.30%	4.75%
A Class	26.31%	12.69%	7.65%
A Class | After Taxes on Distributions	24.96%	10.47%	4.76%
A Class | After Taxes on Distributions and Sales	16.51%	9.89%	5.38%
A Class | Royce Small-Cap Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%
Russell Index Twenty One [Member]	16.93%	9.97%	7.16%
Royce Small-Cap Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Small-Cap Fund | Market Risk [Member] | A Class

As with any mutual fund that invests in common stocks, Royce Small-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Fund | Market Risk [Member] | Royce Small-Cap Fund-Consultant Class

As with any mutual fund that invests in common stocks, Royce Small-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Fund | Risk Lose Money [Member] | A Class
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Fund | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Fund | Sector Risk [Member] | Royce Small-Cap Fund-Consultant Class

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Small-Cap Fund | Foreign Investments Risk [Member] | A Class

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Fund | Foreign Investments Risk [Member] | Royce Small-Cap Fund-Consultant Class

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Fund | Underperformance Risk [Member] | A Class

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Fund | Underperformance Risk [Member] | Royce Small-Cap Fund-Consultant Class

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Fund | Risk Not Insured [Member] | A Class
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Fund | Risk Not Insured [Member] | Royce Small-Cap Fund-Consultant Class
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Fund | Cybersecurity Risk [Member] | A Class

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Fund | Cybersecurity Risk [Member] | Royce Small-Cap Fund-Consultant Class

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Fund | Small Cap Risk [Member] | A Class

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Fund | Small And Micro Cap Risk [Member] | Royce Small-Cap Fund-Consultant Class

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small- and micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Fund | A Class

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Small-Cap Opportunity Fund
Royce Small-Cap Opportunity Fund
Investment Goal
Royce Small-Cap Opportunity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Small-Cap Opportunity Fund	Royce Small-Cap Opportunity Fund-Investment Class	Royce Small-Cap Opportunity Fund-Service Class	Royce Small-Cap Opportunity Fund-Institutional Class	Royce Small-Cap Opportunity Fund-Consultant Class	R Class
Maximum sales charge (load) imposed on purchases	none	none	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
at the time of purchase or redemption, whichever is less)				1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Small-Cap Opportunity Fund	Royce Small-Cap Opportunity Fund-Investment Class	Royce Small-Cap Opportunity Fund-Service Class	Royce Small-Cap Opportunity Fund-Institutional Class	Royce Small-Cap Opportunity Fund-Consultant Class	R Class
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none	1.00%	0.50%
Other expenses	0.23%	0.29%	0.12%	0.34%	0.35%
Total annual Fund operating expenses	1.23%	1.54%	1.12%	2.34%	1.85%
Fee waivers and/or expense reimbursements	none	(0.05%)	none	(0.10%)	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.23%	1.49%	1.12%	2.24%	1.85%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Small-Cap Opportunity Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Small-Cap Opportunity Fund-Investment Class	125	390	676	1,489
Royce Small-Cap Opportunity Fund-Service Class	152	482	835	1,830
Royce Small-Cap Opportunity Fund-Institutional Class	114	356	617	1,363
Royce Small-Cap Opportunity Fund-Consultant Class	227	721	1,241	2,668
R Class	188	582	1,001	2,169

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

The Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Calendar Year Total Returns Investment Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 38.95% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -37.14% (quarter ended 3/31/20).

Average Annual Total Returns As of 12/31/23 (%)

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Small-Cap Opportunity Fund	1 Year	5 Years	10 Years
Royce Small-Cap Opportunity Fund-Investment Class	19.58%	16.05%	8.65%
Royce Small-Cap Opportunity Fund-Investment Class | After Taxes on Distributions	18.32%	14.19%	6.46%
Royce Small-Cap Opportunity Fund-Investment Class | After Taxes on Distributions and Sales	12.45%	12.69%	6.36%
Royce Small-Cap Opportunity Fund-Service Class	19.26%	15.73%	8.35%
Royce Small-Cap Opportunity Fund-Institutional Class	19.65%	16.17%	8.77%
Royce Small-Cap Opportunity Fund-Institutional Class | Russell Index Twenty Two [Member]	14.65%	10.00%	6.76%
Royce Small-Cap Opportunity Fund-Institutional Class | Russell Index Twenty Three [Member]	16.93%	9.97%	7.16%
Royce Small-Cap Opportunity Fund-Consultant Class	18.39%	14.76%	7.46%
Royce Small-Cap Opportunity Fund-Consultant Class | After Taxes on Distributions	17.14%	12.94%	5.19%
Royce Small-Cap Opportunity Fund-Consultant Class | After Taxes on Distributions and Sales	11.74%	11.63%	5.36%
R Class	18.76%	15.31%	7.97%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	14.65%	10.00%	6.76%
Royce Small-Cap Opportunity Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Consultant Class
Investment Goal
Royce Small-Cap Opportunity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees - Royce Small-Cap Opportunity Fund	Royce Small-Cap Opportunity Fund-Investment Class	Royce Small-Cap Opportunity Fund-Service Class	Royce Small-Cap Opportunity Fund-Institutional Class	Royce Small-Cap Opportunity Fund-Consultant Class	R Class
Maximum sales charge (load) imposed on purchases	none	none	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
at the time of purchase or redemption, whichever is less)				1.00%	none

Annual Fund Operating Expenses - Royce Small-Cap Opportunity Fund	Royce Small-Cap Opportunity Fund-Investment Class	Royce Small-Cap Opportunity Fund-Service Class	Royce Small-Cap Opportunity Fund-Institutional Class	Royce Small-Cap Opportunity Fund-Consultant Class	R Class
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none	1.00%	0.50%
Other expenses	0.23%	0.29%	0.12%	0.34%	0.35%
Total annual Fund operating expenses	1.23%	1.54%	1.12%	2.34%	1.85%
Fee waivers and/or expense reimbursements	none	(0.05%)	none	(0.10%)	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.23%	1.49%	1.12%	2.24%	1.85%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Consultant Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Small-Cap Opportunity Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Small-Cap Opportunity Fund-Investment Class	125	390	676	1,489
Royce Small-Cap Opportunity Fund-Service Class	152	482	835	1,830
Royce Small-Cap Opportunity Fund-Institutional Class	114	356	617	1,363
Royce Small-Cap Opportunity Fund-Consultant Class	227	721	1,241	2,668
R Class	188	582	1,001	2,169

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Small- and micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund generally focuses on securities of small- and micro-cap companies it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

The Fund invests at least 65% of its net assets in equity securities, under normal circumstances. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns Consultant Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 38.57% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -37.36% (quarter ended 3/31/20).

Average Annual Total Returns As of 12/31/23 (%)

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest. com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Small-Cap Opportunity Fund	1 Year	5 Years	10 Years
Royce Small-Cap Opportunity Fund-Investment Class	19.58%	16.05%	8.65%
Royce Small-Cap Opportunity Fund-Investment Class | After Taxes on Distributions	18.32%	14.19%	6.46%
Royce Small-Cap Opportunity Fund-Investment Class | After Taxes on Distributions and Sales	12.45%	12.69%	6.36%
Royce Small-Cap Opportunity Fund-Service Class	19.26%	15.73%	8.35%
Royce Small-Cap Opportunity Fund-Institutional Class	19.65%	16.17%	8.77%
Royce Small-Cap Opportunity Fund-Institutional Class | Russell Index Twenty Two [Member]	14.65%	10.00%	6.76%
Royce Small-Cap Opportunity Fund-Institutional Class | Russell Index Twenty Three [Member]	16.93%	9.97%	7.16%
Royce Small-Cap Opportunity Fund-Consultant Class	18.39%	14.76%	7.46%
Royce Small-Cap Opportunity Fund-Consultant Class | After Taxes on Distributions	17.14%	12.94%	5.19%
Royce Small-Cap Opportunity Fund-Consultant Class | After Taxes on Distributions and Sales	11.74%	11.63%	5.36%
R Class	18.76%	15.31%	7.97%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	14.65%	10.00%	6.76%
Royce Small-Cap Opportunity Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Small-Cap Opportunity Fund | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Small-Cap Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Opportunity Fund | Market Risk [Member] | Royce Small-Cap Opportunity Fund-Consultant Class

As with any mutual fund that invests in common stocks, Royce Small-Cap Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Opportunity Fund | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Opportunity Fund | Sector Risk [Member]

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials and Information Technology sectors. Industrials sector companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, companies from the Information Technology sector can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Royce Small-Cap Opportunity Fund | Sector Risk [Member] | Royce Small-Cap Opportunity Fund-Consultant Class

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials and Information Technology sectors. Industrials sector companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, companies from the Information Technology sector can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Royce Small-Cap Opportunity Fund | Underperformance Risk [Member]

The Fund’s opportunistic value investment approach may not be successful and could result in portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Opportunity Fund | Underperformance Risk [Member] | Royce Small-Cap Opportunity Fund-Consultant Class

The Fund’s opportunistic value investment approach may not be successful and could result in portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Opportunity Fund | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Opportunity Fund | Risk Not Insured [Member] | Royce Small-Cap Opportunity Fund-Consultant Class
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Opportunity Fund | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third -party service providers, and such third- party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Opportunity Fund | Cybersecurity Risk [Member] | Royce Small-Cap Opportunity Fund-Consultant Class

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Opportunity Fund | Small Cap Risk [Member]

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Opportunity Fund | Small Cap Risk [Member] | Royce Small-Cap Opportunity Fund-Consultant Class

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class
Investment Goal
Royce Small-Cap Special Equity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds. More information about these and other sales charge discounts and waivers is available from your financial intermediary, under the heading “General Shareholder Information-Sales Charges” in this Prospectus (pages 19-20), in Appendix A: Sales Charge Waivers and Discounts from Certain Financial Intermediaries, and under the heading “Sales Charge Waivers and Reductions for A Class Shares” in the Funds’ Statement of Additional Information. “Financial intermediaries” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, and other financial intermediaries that have entered into an agreement with Royce Fund Services, LLC to sell Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. Because A Class shares were not sold prior to December 31, 2023, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. (Service Class shown again for illustrative purposes.)

Calendar Year Total Returns Service Class (%)
During the period shown in the bar chart, the highest return for a calendar quarter was 19.41% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -24.61% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.roycefunds.com or by calling Shareholder Services at (800) 841-1180.

Royce Small-Cap Special Equity Fund
Royce Small-Cap Special Equity Fund
Investment Goal
Royce Small-Cap Special Equity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Small-Cap Special Equity Fund	Royce Small-Cap Special Equity Fund-Investment Class	Royce Small-Cap Special Equity Fund-Service Class	C 000026018 [Member]	Royce Small-Cap Special Equity Fund-Consultant Class	Royce Small-Cap Special Equity Fund-A Class
Maximum sales charge (load) imposed on purchases	none	none	none	none	5.25%	[1]
Maximum deferred sales charge	none	none	none		2.00%	[2]
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
at the time of purchase or redemption, whichever is less)				1.00%
[1]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information–Sales Charges” in this Prospectus.
[2]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Small-Cap Special Equity Fund	Royce Small-Cap Special Equity Fund-Investment Class	Royce Small-Cap Special Equity Fund-Service Class	C 000026018 [Member]	Royce Small-Cap Special Equity Fund-Consultant Class	Royce Small-Cap Special Equity Fund-A Class
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none	1.00%	0.25%
Other expenses	0.22%	0.32%	0.14%	0.35%	0.32%
Total annual Fund operating expenses	1.22%	1.57%	1.14%	2.35%	1.57%
Fee waivers and/or expense reimbursements	none	(0.08%)	none	(0.11%)	(0.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.22%	1.49%	1.14%	2.24%	1.49%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Small-Cap Special Equity Fund - USD ($)	1 Year (with redemption of all of your shares)		3 Years (with or without redemption of all of your shares)		5 Years (with or without redemption of all of your shares)		10 Years (with or without redemption of all of your shares)		1 Year (without redemption of any of your shares)	[2]
Royce Small-Cap Special Equity Fund-Investment Class	124		387		670		1,477
Royce Small-Cap Special Equity Fund-Service Class	152		488		848		1,861
C 000026018 [Member]	116		362		628		1,386
Royce Small-Cap Special Equity Fund-Consultant Class	227		723		1,245		2,678
Royce Small-Cap Special Equity Fund-A Class	255	[1]	987	[2]	1,329	[2]	2,290	[2]	668
[1]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[2]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/ or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value

Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns Investment Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 19.38% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -24.62% (quarter ended 3/31/20).
Average Annual Total Returns As of 12/31/23 (%)

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Small-Cap Special Equity Fund	1 Year	5 Years	10 Years
Royce Small-Cap Special Equity Fund-Investment Class	12.83%	9.39%	5.96%
Royce Small-Cap Special Equity Fund-Investment Class | After Taxes on Distributions	11.46%	6.96%	3.60%
Royce Small-Cap Special Equity Fund-Investment Class | After Taxes on Distributions and Sales	8.56%	7.07%	4.24%
Royce Small-Cap Special Equity Fund-Service Class	12.50%	9.15%	5.71%
C 000026018 [Member]	12.95%	9.48%	6.05%
Royce Small-Cap Special Equity Fund-Consultant Class	11.64%	8.19%	4.83%
Royce Small-Cap Special Equity Fund-Consultant Class | After Taxes on Distributions	10.51%	6.05%	2.67%
Royce Small-Cap Special Equity Fund-Consultant Class | After Taxes on Distributions and Sales	7.69%	6.19%	3.41%
Royce Small-Cap Special Equity Fund-A Class	12.50%	9.15%	5.71%
Royce Small-Cap Special Equity Fund-A Class | After Taxes on Distributions	11.21%	6.79%	3.42%
Royce Small-Cap Special Equity Fund-A Class | After Taxes on Distributions and Sales	8.31%	6.90%	4.07%
Royce Small-Cap Special Equity Fund-A Class | Royce Small-Cap Special Equity Fund-Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	14.65%	10.00%	6.76%
Royce Small-Cap Special Equity Fund-A Class | Royce Small-Cap Special Equity Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%
Russell Index Twenty Four [Member]	14.65%	10.00%	6.76%
Russell Index Twenty Five [Member]	16.93%	9.97%	7.16%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	14.65%	10.00%	6.76%
Royce Small-Cap Special Equity Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-Consultant Class
Investment Goal
Royce Small-Cap Special Equity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees - Royce Small-Cap Special Equity Fund	Royce Small-Cap Special Equity Fund-Investment Class	Royce Small-Cap Special Equity Fund-Service Class	C 000026018 [Member]	Royce Small-Cap Special Equity Fund-Consultant Class	Royce Small-Cap Special Equity Fund-A Class
Maximum sales charge (load) imposed on purchases	none	none	none	none	5.25%	[1]
Maximum deferred sales charge	none	none	none		2.00%	[2]
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
at the time of purchase or redemption, whichever is less)				1.00%
[1]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information–Sales Charges” in this Prospectus.
[2]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Annual Fund Operating Expenses - Royce Small-Cap Special Equity Fund	Royce Small-Cap Special Equity Fund-Investment Class	Royce Small-Cap Special Equity Fund-Service Class	C 000026018 [Member]	Royce Small-Cap Special Equity Fund-Consultant Class	Royce Small-Cap Special Equity Fund-A Class
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none	1.00%	0.25%
Other expenses	0.22%	0.32%	0.14%	0.35%	0.32%
Total annual Fund operating expenses	1.22%	1.57%	1.14%	2.35%	1.57%
Fee waivers and/or expense reimbursements	none	(0.08%)	none	(0.11%)	(0.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.22%	1.49%	1.14%	2.24%	1.49%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Small-Cap Special Equity Fund - USD ($)	1 Year (with redemption of all of your shares)		3 Years (with or without redemption of all of your shares)		5 Years (with or without redemption of all of your shares)		10 Years (with or without redemption of all of your shares)		1 Year (without redemption of any of your shares)	[2]
Royce Small-Cap Special Equity Fund-Investment Class	124		387		670		1,477
Royce Small-Cap Special Equity Fund-Service Class	152		488		848		1,861
C 000026018 [Member]	116		362		628		1,386
Royce Small-Cap Special Equity Fund-Consultant Class	227		723		1,245		2,678
Royce Small-Cap Special Equity Fund-A Class	255	[1]	987	[2]	1,329	[2]	2,290	[2]	668
[1]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[2]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund invests at least 80% of its net assets in equity securities, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.

Calendar Year Total Returns Consultant Class (%)
During the period shown in the bar chart, the highest return for a calendar quarter was 19.06% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -24.80% (quarter ended 3/31/20).
Average Annual Total Returns As of 12/31/23 (%)

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Small-Cap Special Equity Fund	1 Year	5 Years	10 Years
Royce Small-Cap Special Equity Fund-Investment Class	12.83%	9.39%	5.96%
Royce Small-Cap Special Equity Fund-Investment Class | After Taxes on Distributions	11.46%	6.96%	3.60%
Royce Small-Cap Special Equity Fund-Investment Class | After Taxes on Distributions and Sales	8.56%	7.07%	4.24%
Royce Small-Cap Special Equity Fund-Service Class	12.50%	9.15%	5.71%
C 000026018 [Member]	12.95%	9.48%	6.05%
Royce Small-Cap Special Equity Fund-Consultant Class	11.64%	8.19%	4.83%
Royce Small-Cap Special Equity Fund-Consultant Class | After Taxes on Distributions	10.51%	6.05%	2.67%
Royce Small-Cap Special Equity Fund-Consultant Class | After Taxes on Distributions and Sales	7.69%	6.19%	3.41%
Royce Small-Cap Special Equity Fund-A Class	12.50%	9.15%	5.71%
Royce Small-Cap Special Equity Fund-A Class | After Taxes on Distributions	11.21%	6.79%	3.42%
Royce Small-Cap Special Equity Fund-A Class | After Taxes on Distributions and Sales	8.31%	6.90%	4.07%
Royce Small-Cap Special Equity Fund-A Class | Royce Small-Cap Special Equity Fund-Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	14.65%	10.00%	6.76%
Royce Small-Cap Special Equity Fund-A Class | Royce Small-Cap Special Equity Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%
Russell Index Twenty Four [Member]	14.65%	10.00%	6.76%
Russell Index Twenty Five [Member]	16.93%	9.97%	7.16%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	14.65%	10.00%	6.76%
Royce Small-Cap Special Equity Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Small-Cap Special Equity Fund | Market Risk [Member] | Royce Small-Cap Special Equity Fund-A Class

As with any mutual fund that invests in common stocks, Royce Small-Cap Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Special Equity Fund | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Small-Cap Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Special Equity Fund | Market Risk [Member] | Royce Small-Cap Special Equity Fund-Consultant Class

As with any mutual fund that invests in common stocks, Royce Small-Cap Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Special Equity Fund | Risk Lose Money [Member] | Royce Small-Cap Special Equity Fund-A Class
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Special Equity Fund | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Special Equity Fund | Sector Risk [Member] | Royce Small-Cap Special Equity Fund-A Class

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Small-Cap Special Equity Fund | Sector Risk [Member]

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Small-Cap Special Equity Fund | Sector Risk [Member] | Royce Small-Cap Special Equity Fund-Consultant Class

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Small-Cap Special Equity Fund | Underperformance Risk [Member] | Royce Small-Cap Special Equity Fund-A Class

The Fund’s intensive value investment approach may not be successful and could result in portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Special Equity Fund | Underperformance Risk [Member]

The Fund’s intensive value investment approach may not be successful and could result in portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Special Equity Fund | Underperformance Risk [Member] | Royce Small-Cap Special Equity Fund-Consultant Class

 The Fund’s intensive value investment approach may not be successful and could result in portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Special Equity Fund | Risk Not Insured [Member] | Royce Small-Cap Special Equity Fund-A Class
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Special Equity Fund | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Special Equity Fund | Risk Not Insured [Member] | Royce Small-Cap Special Equity Fund-Consultant Class
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Special Equity Fund | Cybersecurity Risk [Member] | Royce Small-Cap Special Equity Fund-A Class

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Special Equity Fund | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Special Equity Fund | Cybersecurity Risk [Member] | Royce Small-Cap Special Equity Fund-Consultant Class

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

16 | The Royce Fund Prospectus 2024

Royce Small-Cap Special Equity Fund (concluded)

Royce Small-Cap Special Equity Fund | Small Cap Risk [Member] | Royce Small-Cap Special Equity Fund-A Class

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Special Equity Fund | Small Cap Risk [Member]

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Special Equity Fund | Small Cap Risk [Member] | Royce Small-Cap Special Equity Fund-Consultant Class

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Total Return Fund
Royce Small-Cap Total Return Fund
Investment Goals
Royce Small-Cap Total Return Fund’s investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Small-Cap Total Return Fund	Royce Small-Cap Total Return Fund-Investment Class	Royce Small-Cap Total Return Fund-Service Class	C 000026009 [Member]	Royce Small-Cap Total Return Fund-Consultant Class	R Class
Maximum sales charge (load) imposed on purchases	none	none	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
at the time of purchase or redemption, whichever is less)				1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Small-Cap Total Return Fund	Royce Small-Cap Total Return Fund-Investment Class	Royce Small-Cap Total Return Fund-Service Class	C 000026009 [Member]	Royce Small-Cap Total Return Fund-Consultant Class	R Class
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none	1.00%	0.50%
Other expenses	0.22%	0.33%	0.13%	0.24%	0.41%
Acquired fund fees and expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Total annual Fund operating expenses	1.26%	1.62%	1.17%	2.28%	1.95%
Fee waivers and/or expense reimbursements	none	(0.09%)	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%	1.53%	1.17%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Small-Cap Total Return Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Small-Cap Total Return Fund-Investment Class	128	400	692	1,523
Royce Small-Cap Total Return Fund-Service Class	156	502	873	1,914
C 000026009 [Member]	119	372	644	1,420
Royce Small-Cap Total Return Fund-Consultant Class	231	712	1,220	2,615
R Class	198	612	1,052	2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments, and/or other methods of returning capital to shareholders such as issuer share repurchases, are often a positive signal that may indicate attractive attributes, including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in companies that pay regular dividends and/or return capital to shareholders. Royce favors companies that fall into one of three investment themes: “Compounder” companies possess what Royce believes are outstanding business models, strong financial characteristics, and above-average growth potential. “Quality Value” companies have attractive profit margins, strong free cash flows, high returns on invested capital, and low leverage that also trade at what Royce believes are attractive valuations. “Special Situations” are companies that may have complex business models and/or require a catalyst for growth, such as spin offs, turnarounds, and/or unrecognized asset values.

The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, the Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns Investment Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 25.25% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.27% (quarter ended 3/31/20).

Average Annual Total Returns As of 12/31/23 (%)

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Small-Cap Total Return Fund	1 Year	5 Years	10 Years
Royce Small-Cap Total Return Fund-Investment Class	24.07%	11.65%	7.41%
Royce Small-Cap Total Return Fund-Investment Class | After Taxes on Distributions	21.01%	7.39%	3.69%
Royce Small-Cap Total Return Fund-Investment Class | After Taxes on Distributions and Sales	15.73%	8.50%	5.04%
Royce Small-Cap Total Return Fund-Service Class	23.85%	11.36%	7.11%
C 000026009 [Member]	24.12%	11.75%	7.52%
Royce Small-Cap Total Return Fund-Consultant Class	22.91%	10.55%	6.36%
Royce Small-Cap Total Return Fund-Consultant Class | After Taxes on Distributions	20.47%	6.77%	3.06%
Royce Small-Cap Total Return Fund-Consultant Class | After Taxes on Distributions and Sales	14.86%	7.78%	4.37%
R Class	23.28%	10.91%	6.73%
Russell Index Twenty Six [Member]	14.65%	10.00%	6.76%
Russell Index Twenty Seven [Member]	16.93%	9.97%	7.16%
Royce Small-Cap Total Return Fund-Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	14.65%	10.00%	6.76%
Royce Small-Cap Total Return Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Consultant Class
Investment Goals
Royce Small-Cap Total Return Fund’s investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees - Royce Small-Cap Total Return Fund	Royce Small-Cap Total Return Fund-Investment Class	Royce Small-Cap Total Return Fund-Service Class	C 000026009 [Member]	Royce Small-Cap Total Return Fund-Consultant Class	R Class
Maximum sales charge (load) imposed on purchases	none	none	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
at the time of purchase or redemption, whichever is less)				1.00%	none

Annual Fund Operating Expenses - Royce Small-Cap Total Return Fund	Royce Small-Cap Total Return Fund-Investment Class	Royce Small-Cap Total Return Fund-Service Class	C 000026009 [Member]	Royce Small-Cap Total Return Fund-Consultant Class	R Class
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none	1.00%	0.50%
Other expenses	0.22%	0.33%	0.13%	0.24%	0.41%
Acquired fund fees and expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Total annual Fund operating expenses	1.26%	1.62%	1.17%	2.28%	1.95%
Fee waivers and/or expense reimbursements	none	(0.09%)	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%	1.53%	1.17%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Small-Cap Total Return Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Small-Cap Total Return Fund-Investment Class	128	400	692	1,523
Royce Small-Cap Total Return Fund-Service Class	156	502	873	1,914
C 000026009 [Member]	119	372	644	1,420
Royce Small-Cap Total Return Fund-Consultant Class	231	712	1,220	2,615
R Class	198	612	1,052	2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments, and/or other methods of returning capital to shareholders such as issuer share repurchases, are often a positive signal that may indicate attractive attributes, including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in companies that pay regular dividends and/or return capital to shareholders. Royce favors companies that fall into one of three investment themes: “Compounder” companies possess what Royce believes are outstanding business models, strong financial characteristics, and above-average growth potential. “Quality Value” companies have attractive profit margins, strong free cash flows, high returns on invested capital, and low leverage that also trade at what Royce believes are attractive valuations. “Special Situations” are companies that may have complex business models and/or require a catalyst for growth, such as spin offs, turnarounds, and/or unrecognized asset values.

The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, at least 65% of the Fund’s net assets will be invested in equity securities issued by small-cap companies. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns Consultant Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 24.92% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.47% (quarter ended 3/31/20).

Average Annual Total Returns As of 12/31/23 (%)

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Small-Cap Total Return Fund	1 Year	5 Years	10 Years
Royce Small-Cap Total Return Fund-Investment Class	24.07%	11.65%	7.41%
Royce Small-Cap Total Return Fund-Investment Class | After Taxes on Distributions	21.01%	7.39%	3.69%
Royce Small-Cap Total Return Fund-Investment Class | After Taxes on Distributions and Sales	15.73%	8.50%	5.04%
Royce Small-Cap Total Return Fund-Service Class	23.85%	11.36%	7.11%
C 000026009 [Member]	24.12%	11.75%	7.52%
Royce Small-Cap Total Return Fund-Consultant Class	22.91%	10.55%	6.36%
Royce Small-Cap Total Return Fund-Consultant Class | After Taxes on Distributions	20.47%	6.77%	3.06%
Royce Small-Cap Total Return Fund-Consultant Class | After Taxes on Distributions and Sales	14.86%	7.78%	4.37%
R Class	23.28%	10.91%	6.73%
Russell Index Twenty Six [Member]	14.65%	10.00%	6.76%
Russell Index Twenty Seven [Member]	16.93%	9.97%	7.16%
Royce Small-Cap Total Return Fund-Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	14.65%	10.00%	6.76%
Royce Small-Cap Total Return Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Small-Cap Total Return Fund | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Small-Cap Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Total Return Fund | Market Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class

As with any mutual fund that invests in common stocks, Royce Small-Cap Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Total Return Fund | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Total Return Fund | Sector Risk [Member]

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Financials sector. These companies are subject to extensive government regulation, can be significantly affected by changes in interest rates, the availability and cost of capital, the rate of corporate and consumer debt defaults, and price competition, and can be subject to relatively rapid change due to government interventions in capital, credit, and currency markets.

Royce Small-Cap Total Return Fund | Sector Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Financials sector. These companies are subject to extensive government regulation, can be significantly affected by changes in interest rates, the availability and cost of capital, the rate of corporate and consumer debt defaults, and price competition, and can be subject to relatively rapid change due to government interventions in capital, credit, and currency markets.

Royce Small-Cap Total Return Fund | Foreign Investments Risk [Member]

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Total Return Fund | Foreign Investments Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Total Return Fund | Underperformance Risk [Member]

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, there is no guarantee that the “Special Situation” companies will take the necessary steps to increase the value of their stocks or that the steps taken will have the intended results. Further, selecting stocks based, in part, on a history of paying dividends may cause the Fund to underperform relative to similar funds that do not select stocks on this basis. Finally, various factors may lead a company to unexpectedly reduce or eliminate dividend payments, which could adversely affect the market price of its securities. Therefore, securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Total Return Fund | Underperformance Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, there is no guarantee that the “Special Situation” companies will take the necessary steps to increase the value of their stocks or that the steps taken will have the intended results. Further, selecting stocks based, in part, on a history of paying dividends may cause the Fund to underperform relative to similar funds that do not select stocks on this basis. Finally, various factors may lead a company to unexpectedly reduce or eliminate dividend payments, which could adversely affect the market price of its securities. Therefore, securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Total Return Fund | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Total Return Fund | Risk Not Insured [Member] | Royce Small-Cap Total Return Fund-Consultant Class
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Total Return Fund | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Total Return Fund | Cybersecurity Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Total Return Fund | Small Cap Risk [Member]

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

Royce Small-Cap Total Return Fund | Small Cap Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

Royce Small-Cap Value Fund
Royce Small-Cap Value Fund
Investment Goal
Royce Small-Cap Value Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Small-Cap Value Fund	Royce Small-Cap Value Fund-Investment Class	Royce Small-Cap Value Fund-Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Small-Cap Value Fund	Royce Small-Cap Value Fund-Investment Class	Royce Small-Cap Value Fund-Service Class
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.35%	0.37%
Total annual Fund operating expenses	1.35%	1.62%
Fee waivers and/or expense reimbursements	(0.11%)	(0.13%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%	1.49%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Small-Cap Value Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Small-Cap Value Fund-Investment Class	126	417	729	1,614
Royce Small-Cap Value Fund-Service Class	152	498	869	1,911

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategy Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce focuses on companies that it believes also possess financial strength, a strong business model, and the ability to generate and effectively allocate excess free cash flow. The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Primary Risks for Fund Investors
Performance The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years
Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 26.92% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -39.52% (quarter ended 3/31/20).

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Small-Cap Value Fund	1 Year	5 Years	10 Years
Royce Small-Cap Value Fund-Service Class	26.08%	9.96%	5.34%
Royce Small-Cap Value Fund-Service Class | After Taxes on Distributions	23.77%	8.59%	3.40%
Royce Small-Cap Value Fund-Service Class | After Taxes on Distributions and Sales	17.04%	7.71%	3.73%
Royce Small-Cap Value Fund-Investment Class	26.51%	10.25%	5.61%
Russell Index Twenty Seven [Member]	14.65%	10.00%	6.76%
Russell Index Twenty Eight [Member]	16.93%	9.97%	7.16%

Royce Small-Cap Value Fund | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Small-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Value Fund | Equity Securities Risk [Member]

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Value Fund | Sector Risk [Member]

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s) . As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Consumer Discretionary sector. These companies can be significantly affected by the performance of the overall economy, particularly the level of consumer inflation, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Royce Small-Cap Value Fund | Foreign Investments Risk [Member]

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Value Fund | Underperformance Risk [Member]

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Value Fund | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Value Fund | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Smaller-Companies Growth Fund
Royce Smaller-Companies Growth Fund
Investment Goal
Royce Smaller-Companies Growth Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Smaller-Companies Growth Fund	Royce Smaller-Companies Growth Fund-Investment Class	Royce Smaller-Companies Growth Fund-Service Class	Royce Smaller-Companies Growth Fund-Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Smaller-Companies Growth Fund	Royce Smaller-Companies Growth Fund-Investment Class	Royce Smaller-Companies Growth Fund-Service Class	Royce Smaller-Companies Growth Fund-Institutional Class
Management fees	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none
Other expenses	0.27%	0.32%	0.53%
Total annual Fund operating expenses	1.27%	1.57%	1.53%
Fee waivers and/or expense reimbursements	(0.03%)	(0.08%)	(0.29%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%	1.49%	1.24%

Expense Example - Royce Smaller-Companies Growth Fund - USD ($)	1 Year (with redemption of all of your shares)	3 Years (with or without redemption of all of your shares)	5 Years (with or without redemption of all of your shares)	10 Years (with or without redemption of all of your shares)
Royce Smaller-Companies Growth Fund-Investment Class	126	400	694	1,531
Royce Smaller-Companies Growth Fund-Service Class	152	488	848	1,861
Royce Smaller-Companies Growth Fund-Institutional Class	126	455	807	1,799

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $7.5 billion that it believes have above-average growth prospects. Royce also considers the extent to which such companies are trading below its estimate of their current worth and/or have the potential for higher internal rates of return or improved profit margins.

The Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $7.5 billion, under normal circumstances. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $7.5 billion. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Growth Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 33.99% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -23.78% (quarter ended 3/31/20).
Average Annual Total Returns As of 12/31/23 (%)

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Smaller-Companies Growth Fund	1 Year	5 Years	10 Years
Royce Smaller-Companies Growth Fund-Service Class	16.97%	9.49%	6.38%
Royce Smaller-Companies Growth Fund-Service Class | After Taxes on Distributions	16.97%	6.90%	2.53%
Royce Smaller-Companies Growth Fund-Service Class | After Taxes on Distributions and Sales	10.05%	7.48%	4.26%
Royce Smaller-Companies Growth Fund-Investment Class	17.05%	9.76%	6.65%
Royce Smaller-Companies Growth Fund-Institutional Class	17.33%	9.85%	6.73%
Russell Index Twenty Nine [Member]	18.66%	9.22%	7.16%
Russell Index Thirty [Member]	16.93%	9.97%	7.16%

Royce Smaller-Companies Growth Fund | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Smaller-Companies Growth Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Smaller-Companies Growth Fund | Sector Risk [Member]

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Information Technology, Industrials, and Health Care sectors. Information Technology sector companies can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, companies from the Industrials sector can be significantly affected by commodity prices, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Health Care sector companies are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.

Royce Smaller-Companies Growth Fund | Foreign Investments Risk [Member]

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Smaller-Companies Growth Fund | Underperformance Risk [Member]

Royce’s estimate of a company’s growth prospects and/or current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “growth” stocks are typically more sensitive to market movements and high or increasing interest rates because their market prices tend to reflect future expectations. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Smaller-Companies Growth Fund | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Smaller-Companies Growth Fund | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Smaller-Companies Growth Fund | Small Cap Risk [Member]

The prices of equity securities of companies with stock market capitalizations up to $7.5 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.